Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Loss Before Provision For (Benefit From) Income Taxes
Loss before provision for (benefit from) income taxes for the years ended December 31, 2018 and 2019 consisted of the following (in thousands):

	YEAR ENDED DECEMBER 31,
	2018	2019
United States	$(1,286)	$(5,563)
Foreign	208	(6,773)
Loss before provision for (benefit from) income taxes	$(1,078)	$(12,336)

Schedule of Components of Income Tax Expense (Benefit)
The components of income tax expense for the years ended December 31, 2018 and 2019 consisted of the following (in thousands):

	YEAR ENDED DECEMBER 31,
	2018	2019
Current income tax expense:
United States	$257	$—
Total income tax expense	$257	$—
Total deferred income tax expense	$—	$—
Total income tax expense	$257	$—

Reconciliation of U.S. Federal Statutory Income Tax Rate to Effective Income Tax Rate
A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate for the years ended December 31, 2018 and 2019 was as follows:

	YEAR ENDED DECEMBER 31,
	2018	2019
Federal income tax (benefit) at statutory rate	21.0%	21.0%
Permanent Differences	(2.5)	(0.9)
Preferred stock tranche obligation remeasurement	—	(4.4)
Research and development credits	56.5	(2.1)
State income tax, net of federal benefit	28.5	3.9
Impact of Foreign Operations	(3.3)	3.6
Other	(0.4)	—
Change in valuation allowance	(123.6)	(21.1)
Effective tax rate	(23.8)%	0.0%

Schedule of Net Deferred Tax Assets
Net deferred tax assets as of December 31, 2018 and 2019 consisted of the following (in thousands):

	YEAR ENDED DECEMBER 31,
	2018	2019
Net operating loss carryforwards	$—	$3,127
Research and development credits	541	1,325
Accrueds	227	525
Other	3	1,180
Deferred revenue	2,732	—
Intangibles	108	151
Total deferred tax assets	$3,611	$6,308
Valuation allowance	(3,322)	(5,923)
Net deferred tax assets	$289	$385
Deferred tax liability
Depreciation	(289)	(385)
Net deferred tax assets (liability)	$—	$—